SIMPSON THACHER & BARTLETT
                             425 Lexington Avenue
                              New York, NY 10017

                                                             February 25, 2003

Re:      Salomon Brothers Series Funds Inc (the "Company")
              Salomon Brothers High Yield Bond Fund (the "Fund")
              (File Nos. 33-34423 and 811-06087)

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Dear Sir or Madam:

         On behalf of the Company, and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), please accept this letter as certification that the definitive form of the Fund's prospectus and statement of additional information that would have been filed in accordance with Rule 497(c) under the Securities Act does not differ from that contained in Post-Effective Amendment No. 35, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on February 21, 2003.

         Any questions or communications concerning the filing should be directed to Sarah Cogan at (212) 455-3575 or Joanna Pressman at (212) 455-2494 of this firm or William J. Renahan, Assistant Secretary of the Company, at
(203) 890-7029.



                                                     Very truly yours,

                                                     /s/ Joanna Pressman
                                                     Joanna Pressman

cc:      William J. Renahan
         Ernest C' De Baca